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Class A & Y Prospectus | PACE Strategic Fixed Income Investments
PACE® Strategic Fixed Income Investments

PACE® Select Advisors Trust

August 1, 2022

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 26, 2021, as supplemented.

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

• PACE® Intermediate Fixed Income Investments

• PACE® Strategic Fixed Income Investments

• PACE® Municipal Fixed Income Investments

• PACE® Global Fixed Income Investments

• PACE® High Yield Investments

• PACE® International Emerging Markets Equity Investments

• PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the funds' manager, the Board of Trustees ("Board") of the Trust recently approved reductions in the contractual management fee rates for such funds, effective as of August 1, 2022.

Second, this supplement updates certain information for PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments. At the recommendation of UBS AM, the Board recently approved lower expense caps for such funds, effective as of August 1, 2022.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments

II. PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 14 of the Multi-Class Prospectus is revised by replacing the table and adding as the first footnote the following (subsequent footnotes in the prospectus are accordingly renumbered):

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A & Y Prospectus - PACE Strategic Fixed Income Investments		Class A	Class Y
Management fees	[1]	0.41%	0.41%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses		0.24%	0.20%
Miscellaneous expenses (includes administration fee of 0.10%)2		0.23%	0.19%
Interest expense attributable to securities sold short		0.01%	0.01%
Total annual fund operating expenses		0.90%	0.61%
[1]	"Management fees" have been restated to reflect the reduced management fee rates that became effective and applicable to the fund on August 1, 2022.

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 15 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:

Expense Example - Class A & Y Prospectus - PACE Strategic Fixed Income Investments - USD ($)	1 year	3 years	5 years	10 years
Class A	463	651	855	1,441
Class Y	62	195	340	762

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.